Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Schedule of non-current assets per country

	For the year ended December 31
(In thousands of €)	2025	2024
AgomAb Belgium	5,267	5,364
Agomab Spain	27,202	27,204
Total non-current assets	32,469	32,568